Supplemental Disclosure of Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2014	Mar. 31, 2014 Miscellaneous [Member]	Mar. 31, 2014 Miscellaneous [Member]	Mar. 31, 2014 Investments in Majority-owned Subsidiaries [Member]
Other Significant Noncash Transactions [Line Items]
Interest	$ 14,546	$ 15,872	$ 20,994
Income taxes	23,701	23,893	16,932
Redeemable Convertible Preferred Stock dividend (Note 16)	118	110	104
Redemption of common stock to exercise stock options	1,187	805	1,278
Receivable recorded to exercise stock options	76	142	36
Purchases of plant, property, and equipment included in accounts payable	634	3,884	127
Receivable recorded for sale of assets/businesses (Note 2)					1,241	1,241
Inventory contributed for Investment in unconsolidated affiliate (Note 9)	$ 260,300	$ 232,409		$ 247,368			$ 1,285